14. Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of notes payable

Notes payable by the Company are summarized as follows:

	December 31, 2014	December 31, 2013
Demand and Revolving Debt
Payable to ABN AMRO	$–	$–
Payable to Royal Bank of Canada	–	–
Revolving note payable to Maple Bank	1,105,259	–
Subtotal	1,105,259	–

Term Debt
Note payable to John O. Hanson	–	200,000
Mortgage note payable to Security State Bank	224,568	–
Mortgage note payable to Lakeview Bank	119,976	–
Construction note payable to American Land & Capital	184,975	–
Renewable unsecured subordinated notes	17,653,128	9,984,826
Subtotal	18,182,647	10,184,826
Total	$19,287,906	$10,184,826

Schedule of notes payable by maturity

Notes payable by maturity are summarized as follows:

	December 31, 2014	December 31, 2013
Demand and Revolving Debt
Demand	$–	$–
2016	1,105,259	–
Subtotal	1,105,259	–

Term Debt
2014	–	5,122,596
2015	7,546,627	–
Current maturities	7,546,627	5,122,596

2015	–	1,266,590
2016	2,648,150	772,250
2017	2,869,383	549,140
2018	2,642,972	2,297,250
2019	1,213,227	177,000
2020 & thereafter	1,262,288	–
Long term debt	10,636,020	5,062,230
Subtotal	18,182,647	10,184,826
Total	$19,287,906	$10,184,826

Schedule of subordinated notes outstanding

As of December 31, 2014, the Company had $17,653,128 of its Subordinated Notes outstanding as follows:

Initial Term	Principal Amount	Weighted Average Interest Rate
3 months	$486,472	11.06%
6 months	230,450	8.27%
1 year	5,255,047	12.40%
2 years	2,805,332	13.19%
3 years	3,196,847	14.45%
4 years	802,385	14.81%
5 years	3,799,605	15.97%
10 years	1,076,990	14.56%
Total	$17,653,128	13.82%

Weighted average term	36.5 mos